Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized	43,567,567	4,356,757
Ordinary shares, Issued	8,074,217	2,893,125
Ordinary shares, outstanding	8,074,217	2,893,125